Schedule of Investments (unaudited)	iShares® MSCI China A ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
AECC Aero-Engine Control Co. Ltd., Class A	80,498	$277,533
AECC Aviation Power Co. Ltd., Class A	161,298	1,021,705
AVICOPTER PLC, Class A	40,299	247,761
Gaona Aero Material Co. Ltd.	20,100	110,667
Kuang-Chi Technologies Co. Ltd., Class A	121,340	308,168
		1,965,834
Air Freight & Logistics — 1.0%
SF Holding Co. Ltd., Class A	281,915	2,300,311
YTO Express Group Co. Ltd., Class A	201,000	502,725
Yunda Holding Co. Ltd., Class A	161,200	282,930
		3,085,966
Passenger Airlines — 0.7%
Air China Ltd., Class A(a)	442,200	680,770
China Eastern Airlines Corp. Ltd., Class A(a)	666,900	499,499
China Southern Airlines Co. Ltd., Class A(a)	646,424	724,014
Juneyao Airlines Co. Ltd., Class A(a)	100,500	260,626
		2,164,909
Automobile Components — 1.1%
Bethel Automotive Safety Systems Co. Ltd.	20,100	186,411
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	20,197	319,862
Fuyao Glass Industry Group Co. Ltd., Class A	120,600	591,979
Huayu Automotive Systems Co. Ltd., Class A	181,700	430,493
Huizhou Desay Sv Automotive Co. Ltd., Class A	35,000	523,509
Ningbo Joyson Electronic Corp., Class A(a)	80,800	180,165
Ningbo Tuopu Group Co. Ltd., Class A	63,805	468,072
Sailun Group Co. Ltd., Class A	160,800	239,255
Shandong Linglong Tyre Co. Ltd., Class A	80,800	257,405
Shenzhen Kedali Industry Co. Ltd., Class A	18,600	369,203
		3,566,354
Automobiles — 2.0%
BYD Co. Ltd., Class A	104,473	3,871,925
Chongqing Changan Automobile Co. Ltd., Class A	464,938	802,102
Great Wall Motor Co. Ltd., Class A	140,789	548,348
Guangzhou Automobile Group Co. Ltd., Class A	281,400	433,520
SAIC Motor Corp. Ltd., Class A	462,706	945,369
		6,601,264
Banks — 10.1%
Agricultural Bank of China Ltd., Class A	4,869,200	2,405,252
Bank of Beijing Co. Ltd., Class A	1,213,000	830,891
Bank of Changsha Co. Ltd., Class A	241,200	285,498
Bank of Chengdu Co. Ltd., Class A	201,077	399,770
Bank of China Ltd., Class A	2,017,600	1,069,753
Bank of Communications Co. Ltd., Class A	2,253,602	1,813,461
Bank of Hangzhou Co. Ltd., Class A	342,188	621,178
Bank of Jiangsu Co. Ltd., Class A	842,300	938,820
Bank of Nanjing Co. Ltd., Class A	584,180	794,977
Bank of Ningbo Co. Ltd., Class A	386,021	1,528,811
Bank of Shanghai Co. Ltd., Class A	839,869	762,088
Bank of Suzhou Co. Ltd.	201,000	218,391
China Construction Bank Corp., Class A	558,500	509,040
China Everbright Bank Co. Ltd., Class A	2,391,900	1,106,298
China Merchants Bank Co. Ltd., Class A	1,174,902	5,719,110
China Minsheng Banking Corp. Ltd., Class A	2,070,380	1,085,963
China Zheshang Bank Co. Ltd., Class A(a)	1,025,100	456,212
Chongqing Rural Commercial Bank Co. Ltd., Class A	546,830	305,797
Huaxia Bank Co. Ltd., Class A	772,060	642,847
Security	Shares	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd., Class A	3,620,600	$2,469,192
Industrial Bank Co. Ltd., Class A	1,191,447	2,968,359
Ping An Bank Co. Ltd., Class A	1,105,556	2,007,736
Postal Savings Bank of China Co. Ltd., Class A	1,530,400	1,220,072
Shanghai Pudong Development Bank Co. Ltd., Class A	1,697,520	1,864,628
Shanghai Rural Commercial Bank Co. Ltd.	582,900	497,771
		32,521,915
Beverages — 11.0%
Anhui Gujing Distillery Co. Ltd., Class A	23,199	917,447
Anhui Kouzi Distillery Co. Ltd., Class A	28,800	250,641
Anhui Yingjia Distillery Co. Ltd., Class A	40,200	372,175
Beijing Yanjing Brewery Co. Ltd., Class A	140,700	266,224
Chongqing Brewery Co. Ltd., Class A	28,095	423,585
Jiangsu King’s Luck Brewery JSC Ltd., Class A	60,740	525,431
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	83,800	1,812,089
JiuGui Liquor Co. Ltd., Class A	20,100	324,891
Kweichow Moutai Co. Ltd., Class A	71,789	18,277,607
Luzhou Laojiao Co. Ltd., Class A	85,300	2,787,723
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	63,488	376,324
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	71,201	2,558,550
Sichuan Swellfun Co. Ltd., Class A	31,100	294,892
Tsingtao Brewery Co. Ltd., Class A	45,800	774,386
Wuliangye Yibin Co. Ltd., Class A	224,414	5,483,730
		35,445,695
Biotechnology — 1.6%
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	37,355	566,682
BGI Genomics Co. Ltd., Class A	25,700	230,600
Bloomage Biotechnology Corp. Ltd.	24,298	349,360
Chongqing Zhifei Biological Products Co. Ltd., Class A	88,600	1,043,108
Daan Gene Co. Ltd., Class A	80,444	181,117
Hualan Biological Engineering Inc., Class A	101,748	342,679
Imeik Technology Development Co. Ltd., Class A	12,800	1,006,857
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	47,908	365,419
Shanghai RAAS Blood Products Co. Ltd., Class A	361,800	343,149
Shenzhen Kangtai Biological Products Co. Ltd., Class A	72,256	316,799
Walvax Biotechnology Co. Ltd., Class A	80,498	371,557
		5,117,327
Building Products — 0.3%
Beijing New Building Materials PLC, Class A	100,900	386,549
Guangdong Kinlong Hardware Products Co. Ltd., Class A	20,120	203,097
Zhejiang Weixing New Building Materials Co. Ltd., Class A	80,404	256,946
Zhuzhou Kibing Group Co. Ltd., Class A	145,800	216,898
		1,063,490
Capital Markets — 5.6%
BOC International China Co. Ltd., Class A	160,800	249,824
Caitong Securities Co. Ltd., Class A	261,351	293,331
Changjiang Securities Co. Ltd., Class A	322,000	264,018
China Galaxy Securities Co. Ltd., Class A	241,600	376,953
China Great Wall Securities Co. Ltd., Class A	181,300	229,018
China International Capital Corp. Ltd., Class A	61,500	374,935
China Merchants Securities Co. Ltd., Class A	422,107	852,886
CITIC Securities Co. Ltd., Class A	683,470	2,080,432
CSC Financial Co. Ltd., Class A	241,639	886,043
Dongxing Securities Co. Ltd., Class A	201,039	242,244
East Money Information Co. Ltd., Class A	892,339	2,079,831
Everbright Securities Co. Ltd., Class A	221,500	486,382
First Capital Securities Co. Ltd., Class A	241,200	206,568

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
GF Securities Co. Ltd., Class A	342,100	$759,224
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	226,891	226,092
Guolian Securities Co. Ltd., Class A	140,700	209,491
Guosen Securities Co. Ltd., Class A	356,000	484,342
Guotai Junan Securities Co. Ltd., Class A	422,545	924,446
Guoyuan Securities Co. Ltd., Class A	241,644	244,681
Haitong Securities Co. Ltd., Class A	564,400	756,774
Hithink RoyalFlush Information Network Co. Ltd., Class A	31,200	804,986
Huatai Securities Co. Ltd., Class A	423,300	860,407
Huaxi Securities Co. Ltd., Class A	141,100	180,392
Industrial Securities Co. Ltd., Class A	485,908	472,416
Orient Securities Co. Ltd., Class A	435,521	675,539
SDIC Capital Co. Ltd., Class A	288,400	303,355
Sealand Securities Co. Ltd., Class A	322,800	162,873
Shanxi Securities Co. Ltd., Class A	221,557	188,486
Shenwan Hongyuan Group Co. Ltd., Class A	1,308,900	855,260
SooChow Securities Co. Ltd., Class A	282,238	295,789
Southwest Securities Co. Ltd., Class A	395,500	219,806
Western Securities Co. Ltd., Class A	242,420	234,752
Zheshang Securities Co. Ltd., Class A	221,527	328,208
Zhongtai Securities Co. Ltd.	322,800	349,034
		18,158,818
Chemicals — 6.2%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	40,200	141,800
Chengxin Lithium Group Co. Ltd., Class A	61,200	281,273
CNGR Advanced Material Co. Ltd.	36,900	330,519
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	164,840	150,395
Do-Fluoride New Materials Co. Ltd., Class A	57,400	168,747
Ganfeng Lithium Group Co. Ltd., Class A	85,270	802,587
Guangzhou Tinci Materials Technology Co. Ltd., Class A	100,520	621,100
Hangzhou Oxygen Plant Group Co. Ltd., Class A	60,300	350,509
Hengli Petrochemical Co. Ltd., Class A	342,115	781,907
Hengyi Petrochemical Co. Ltd., Class A	221,976	245,988
Hoshine Silicon Industry Co. Ltd., Class A	40,200	425,926
Huafon Chemical Co. Ltd., Class A	261,300	272,015
Hubei Feilihua Quartz Glass Co. Ltd.	20,100	138,826
Hubei Xingfa Chemicals Group Co. Ltd., Class A	54,700	195,695
Hunan Changyuan Lico Co. Ltd.	79,095	127,327
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	523,400	328,483
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	205,500	218,246
Jiangsu Eastern Shenghong Co. Ltd., Class A	241,200	441,957
Jiangsu Yangnong Chemical Co. Ltd., Class A	20,100	267,506
Jiangsu Yoke Technology Co. Ltd., Class A	35,100	343,438
LB Group Co. Ltd., Class A	140,709	352,322
Luxi Chemical Group Co. Ltd., Class A	120,600	209,032
Ningbo Shanshan Co. Ltd.	120,600	264,748
Ningxia Baofeng Energy Group Co. Ltd., Class A	402,000	766,688
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	301,600	891,066
Rongsheng Petrochemical Co. Ltd., Class A	584,501	1,116,823
Satellite Chemical Co. Ltd., Class A	190,277	390,464
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	121,460	559,993
Shandong Weifang Rainbow Chemical Co. Ltd.	20,100	215,193
Shanghai Putailai New Energy Technology Co. Ltd., Class A	75,820	573,251
Shenzhen Capchem Technology Co. Ltd., Class A	50,820	358,666
Shenzhen Dynanonic Co. Ltd.	10,200	241,664
Shenzhen Senior Technology Co. Ltd., Class A	60,317	150,425
Security	Shares	Value

Chemicals (continued)
Sichuan Hebang Biotechnology Co. Ltd., Class A	502,500	$200,747
Sichuan Yahua Industrial Group Co. Ltd., Class A	59,600	161,935
Sinoma Science & Technology Co. Ltd., Class A	100,500	306,823
Sinopec Shanghai Petrochemical Co. Ltd., Class A	422,531	210,992
Skshu Paint Co. Ltd., Class A(a)	23,460	347,775
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	37,100	261,098
Tianqi Lithium Corp., Class A(a)	87,700	905,668
Tongkun Group Co. Ltd., Class A	141,597	264,262
Wanhua Chemical Group Co. Ltd., Class A	175,700	2,342,713
Weihai Guangwei Composites Co. Ltd., Class A	30,095	226,669
Xinjiang Zhongtai Chemical Co. Ltd., Class A	160,800	152,021
Yunnan Energy New Material Co. Ltd., Class A	51,015	768,309
Yunnan Yuntianhua Co. Ltd.(a)	109,900	304,390
Zangge Mining Co. Ltd.	83,800	277,491
Zhejiang Juhua Co. Ltd., Class A	161,200	353,248
Zhejiang Yongtai Technology Co. Ltd., Class A	43,900	108,406
Zibo Qixiang Tengda Chemical Co. Ltd., Class A(a)	165,700	170,811
		20,087,937
Commercial Services & Supplies — 0.2%
Shanghai M&G Stationery Inc., Class A	60,300	404,122
Zhejiang Weiming Environment Protection Co. Ltd., Class A	100,853	266,643
		670,765
Communications Equipment — 0.9%
Guangzhou Haige Communications Group Inc. Co., Class A	120,600	171,801
Hengtong Optic-Electric Co. Ltd., Class A	146,600	308,913
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	40,600	190,335
Yealink Network Technology Corp. Ltd., Class A	52,355	499,084
Zhongji Innolight Co. Ltd., Class A	40,688	529,513
ZTE Corp., Class A	229,400	1,181,296
		2,880,942
Construction & Engineering — 2.4%
China Energy Engineering Corp. Ltd.	1,870,200	732,634
China National Chemical Engineering Co. Ltd., Class A	341,710	523,437
China Railway Group Ltd., Class A	1,185,900	1,593,487
China State Construction Engineering Corp. Ltd., Class A	2,391,900	2,272,349
Metallurgical Corp. of China Ltd., Class A	1,027,100	665,569
Power Construction Corp. of China Ltd., Class A	984,900	1,095,696
Shanghai Construction Group Co. Ltd., Class A	543,900	224,063
Sichuan Road & Bridge Co. Ltd., Class A	301,500	690,790
		7,798,025
Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., Class A	221,500	861,177
BBMG Corp., Class A	542,700	189,051
China Jushi Co. Ltd., Class A	221,450	466,965
Huaxin Cement Co. Ltd., Class A	80,419	171,585
Tangshan Jidong Cement Co. Ltd., Class A	160,800	189,663
		1,878,441
Containers & Packaging — 0.0%
Shenzhen YUTO Packaging Technology Co. Ltd.	40,200	147,229

Distributors — 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	301,914	237,993

Diversified Consumer Services — 0.1%
Offcn Education Technology Co. Ltd., Class A(a)	309,000	219,637

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	522,601	$288,709

Electrical Equipment — 6.3%
Beijing Easpring Material Technology Co. Ltd., Class A	20,100	155,860
Contemporary Amperex Technology Co. Ltd., Class A	253,191	8,473,771
Dajin Heavy Industry Co. Ltd.	40,200	177,204
Dongfang Electric Corp. Ltd., Class A	161,290	406,672
Eve Energy Co. Ltd., Class A	121,782	1,155,504
Fangda Carbon New Material Co. Ltd., Class A(a)	221,528	206,666
Ginlong Technologies Co. Ltd., Class A(a)	24,200	398,787
Gotion High-tech Co. Ltd., Class A	81,900	325,984
Guangzhou Great Power Energy & Technology Co. Ltd.	20,100	151,487
Hongfa Technology Co. Ltd., Class A	27,900	126,199
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	6,766	254,657
Jiangsu Zhongtian Technology Co. Ltd., Class A	201,400	425,523
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	100,500	182,387
Ming Yang Smart Energy Group Ltd., Class A	115,100	344,319
NARI Technology Co. Ltd., Class A	388,474	1,468,667
Ningbo Orient Wires & Cables Co. Ltd.	40,200	272,634
Ningbo Ronbay New Energy Technology Co. Ltd.	29,791	287,118
Pylon Technologies Co. Ltd., NVS	9,825	344,467
Shanghai Electric Group Co. Ltd., Class A(a)	685,050	464,652
Shenzhen Kstar Science & Technology Co. Ltd.	23,400	158,028
Sieyuan Electric Co. Ltd.	41,000	272,458
Sungrow Power Supply Co. Ltd., Class A	84,700	1,383,681
Sunwoda Electronic Co. Ltd., Class A	100,599	244,887
Suzhou Maxwell Technologies Co. Ltd., Class A	10,160	403,649
TBEA Co. Ltd., Class A	221,500	724,217
Titan Wind Energy Suzhou Co. Ltd., Class A	101,300	201,759
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	179,651	284,733
Zhefu Holding Group Co. Ltd., Class A	286,600	158,198
Zhejiang Chint Electrics Co. Ltd., Class A	120,600	454,801
Zhejiang HangKe Technology Inc. Co., Class A	35,743	257,429
		20,166,398
Electronic Equipment, Instruments & Components — 4.2%
Avary Holding Shenzhen Co. Ltd., Class A	109,500	413,920
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	20,100	205,818
BOE Technology Group Co. Ltd., Class A	2,194,128	1,275,245
Chaozhou Three-Circle Group Co. Ltd., Class A	100,900	441,437
China Railway Signal & Communication Corp. Ltd., Class A	408,781	385,288
China Zhenhua Group Science & Technology Co. Ltd., Class A	34,200	444,462
Foxconn Industrial Internet Co. Ltd., Class A	562,806	1,311,329
GoerTek Inc., Class A	201,804	518,162
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	40,867	389,835
Hengdian Group DMEGC Magnetics Co. Ltd.	80,400	220,921
Lens Technology Co. Ltd., Class A	281,800	475,326
Lingyi iTech Guangdong Co., Class A(a)	383,900	329,336
Luxshare Precision Industry Co. Ltd., Class A	403,268	1,525,404
Maxscend Microelectronics Co. Ltd., Class A	33,556	493,267
Raytron Technology Co. Ltd., Class A	25,496	190,837
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	8,544	241,410
Shengyi Technology Co. Ltd., Class A	121,082	281,065
Shennan Circuits Co. Ltd., Class A	29,767	354,140
Shenzhen Sunlord Electronics Co. Ltd., Class A	38,200	121,814
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	87,300	312,119
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Tianma Microelectronics Co. Ltd., Class A	141,500	$201,720
Unisplendour Corp. Ltd., Class A	163,891	702,919
Westone Information Industry Inc., Class A	43,300	203,568
Wingtech Technology Co. Ltd., Class A	66,211	504,440
Wuhan Guide Infrared Co. Ltd., Class A	174,611	278,733
WUS Printed Circuit Kunshan Co. Ltd., Class A	100,590	318,979
Xiamen Faratronic Co. Ltd.	15,800	304,476
Zhejiang Dahua Technology Co. Ltd., Class A	183,400	622,419
Zhejiang Supcon Technology Co. Ltd.	26,934	375,774
Zhuzhou Hongda Electronics Corp. Ltd.	20,100	119,660
		13,563,823
Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	242,868	236,611
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	60,385	237,051
		473,662
Entertainment — 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	120,693	535,982
Beijing Enlight Media Co. Ltd., Class A	180,900	267,341
G-Bits Network Technology Xiamen Co. Ltd., Class A	5,500	416,264
Mango Excellent Media Co. Ltd., Class A	102,680	532,787
Perfect World Co. Ltd., Class A	100,552	319,092
Wanda Film Holding Co. Ltd., Class A(a)	82,400	170,199
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	402,882	399,403
		2,641,068
Consumer Staples Distribution & Retail — 0.2%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	52,326	260,437
Yifeng Pharmacy Chain Co. Ltd., Class A	40,217	289,782
		550,219
Food Products — 3.7%
Angel Yeast Co. Ltd., Class A	44,096	255,078
Anjoy Foods Group Co. Ltd., Class A	19,300	474,490
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	241,600	246,922
Chongqing Fuling Zhacai Group Co. Ltd., Class A	40,200	149,804
Foshan Haitian Flavouring & Food Co. Ltd., Class A	221,166	2,259,186
Fujian Sunner Development Co. Ltd., Class A	60,300	186,379
Guangdong Haid Group Co. Ltd., Class A	100,599	798,186
Heilongjiang Agriculture Co. Ltd., Class A	100,900	198,016
Henan Shuanghui Investment & Development Co. Ltd., Class A	201,400	726,115
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	362,600	1,548,600
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	56,562	300,736
Juewei Food Co. Ltd., Class A	40,200	231,453
Meihua Holdings Group Co. Ltd.	142,800	197,071
Muyuan Foods Co. Ltd., Class A	301,919	2,088,165
New Hope Liuhe Co. Ltd., Class A(a)	255,400	480,048
Toly Bread Co. Ltd., Class A	106,038	175,662
Wens Foodstuffs Group Co. Ltd., Class A	363,446	1,039,106
Yihai Kerry Arawana Holdings Co. Ltd., Class A	81,200	509,906
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	80,400	177,043
		12,041,966
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	141,900	416,566

Health Care Equipment & Supplies — 1.6%
Autobio Diagnostics Co. Ltd., Class A	41,200	340,775
iRay Technology Co. Ltd.	5,824	231,628
Jafron Biomedical Co. Ltd., Class A	37,450	155,830

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	60,700	$276,900
Lepu Medical Technology Beijing Co. Ltd., Class A	100,900	348,542
Ovctek China Inc., Class A	41,480	194,134
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	71,234	3,213,493
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	40,200	306,878
		5,068,180
Health Care Providers & Services — 1.5%
Aier Eye Hospital Group Co. Ltd., Class A	408,249	1,738,287
China Meheco Co. Ltd., Class A	86,520	177,997
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	80,800	390,928
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	31,097	367,912
Huadong Medicine Co. Ltd., Class A	100,925	604,629
Jointown Pharmaceutical Group Co. Ltd., Class A	116,470	278,850
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	241,560	244,760
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	161,209	533,876
Topchoice Medical Corp., Class A(a)	20,100	346,882
		4,684,121
Hotels, Restaurants & Leisure — 0.4%
BTG Hotels Group Co. Ltd., Class A	60,300	188,756
Shanghai Jinjiang International Hotels Co. Ltd., Class A	46,200	357,210
Shenzhen Overseas Chinese Town Co. Ltd., Class A	484,056	350,515
Songcheng Performance Development Co. Ltd., Class A	160,872	339,008
		1,235,489
Household Durables — 1.3%
Ecovacs Robotics Co. Ltd., Class A	38,300	385,511
Gree Electric Appliances Inc. of Zhuhai, Class A	164,700	936,266
Haier Smart Home Co. Ltd., Class A	362,600	1,244,061
Hangzhou Robam Appliances Co. Ltd., Class A	60,364	227,414
Jason Furniture Hangzhou Co. Ltd., Class A	39,120	209,751
Oppein Home Group Inc., Class A	28,983	482,828
TCL Technology Group Corp., Class A	966,438	558,946
Zhejiang Supor Co. Ltd., Class A	23,998	178,584
		4,223,361
Independent Power and Renewable Electricity Producers — 3.0%
CECEP Solar Energy Co. Ltd., Class A	225,000	226,507
CECEP Wind Power Corp, Class A	369,240	203,948
China National Nuclear Power Co. Ltd., Class A	1,085,447	1,083,276
China Three Gorges Renewables Group Co. Ltd., Class A	1,628,100	1,276,177
China Yangtze Power Co. Ltd., Class A	1,306,588	4,131,437
Datang International Power Generation Co. Ltd.(a)	462,300	207,555
GD Power Development Co. Ltd., Class A(a)	1,005,000	560,797
Huadian Power International Corp. Ltd., Class A	462,300	422,290
Huaneng Power International Inc., Class A(a)	523,800	734,030
Shanghai Electric Power Co. Ltd., Class A(a)	160,800	243,142
Shenzhen Energy Group Co. Ltd., Class A	281,806	261,487
Sichuan Chuantou Energy Co. Ltd., Class A	221,100	459,606
		9,810,252
Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	141,100	217,768

Insurance — 2.7%
China Life Insurance Co. Ltd., Class A	161,600	911,618
China Pacific Insurance Group Co. Ltd., Class A	402,016	1,815,178
New China Life Insurance Co. Ltd., Class A	121,400	682,651
People’s Insurance Co. Group of China Ltd. (The), Class A	544,000	489,331
Security	Shares	Value

Insurance (continued)
Ping An Insurance Group Co. of China Ltd., Class A	630,123	$4,725,576
		8,624,354
IT Services — 0.1%
DHC Software Co. Ltd., Class A	180,900	203,500

Life Sciences Tools & Services — 0.8%
Hangzhou Tigermed Consulting Co. Ltd., Class A	25,104	330,421
Joinn Laboratories China Co. Ltd., Class A	32,624	233,708
Pharmaron Beijing Co. Ltd., Class A	60,300	426,923
Shanghai Medicilon Inc., Class A	4,763	103,399
WuXi AppTec Co. Ltd., Class A	141,648	1,385,431
		2,479,882
Machinery — 2.9%
China CSSC Holdings Ltd., Class A	261,300	980,340
CRRC Corp. Ltd., Class A	1,394,190	1,409,248
FAW Jiefang Group Co. Ltd., Class A	160,800	189,273
Jiangsu Hengli Hydraulic Co. Ltd., Class A	80,424	716,048
Keda Industrial Group Co. Ltd.	100,500	182,721
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	20,150	118,849
Ningbo Deye Technology Co. Ltd., NVS	11,700	425,423
North Industries Group Red Arrow Co. Ltd., Class A	88,900	233,818
Riyue Heavy Industry Co. Ltd., Class A	62,982	197,437
Sany Heavy Industry Co. Ltd., Class A	483,250	1,153,071
Shenzhen Inovance Technology Co. Ltd., Class A	160,811	1,437,251
Weichai Power Co. Ltd., Class A	402,000	669,891
Wuxi Shangji Automation Co. Ltd., Class A	24,380	314,220
XCMG Construction Machinery Co. Ltd., Class A	644,000	638,361
Zhejiang Dingli Machinery Co. Ltd., Class A	20,598	152,152
Zhuzhou CRRC Times Electric Co. Ltd., NVS	40,369	272,154
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	403,550	377,910
		9,468,167
Marine Transportation — 0.4%
COSCO SHIPPING Holdings Co. Ltd., Class A	727,050	1,169,579

Media — 0.2%
Focus Media Information Technology Co. Ltd., Class A	826,960	770,240

Metals & Mining — 4.6%
Aluminum Corp. of China Ltd., Class A	744,816	689,657
Anhui Honglu Steel Construction Group Co. Ltd., Class A	46,530	216,660
Baoshan Iron & Steel Co. Ltd., Class A	1,289,270	1,200,539
Chengtun Mining Group Co. Ltd., Class A	161,600	122,626
China Minmetals Rare Earth Co. Ltd., Class A(a)	60,300	294,963
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	210,300	766,127
CMOC Group Ltd., Class A	1,007,000	869,213
GEM Co. Ltd., Class A	262,996	267,258
Guangdong HEC Technology Holding Co. Ltd., Class A	160,800	180,692
Henan Shenhuo Coal & Power Co. Ltd.	120,600	284,299
Hesteel Co. Ltd., Class A	622,600	207,840
Huaibei Mining Holdings Co. Ltd.	140,700	276,601
Hunan Valin Steel Co. Ltd., Class A	404,940	309,110
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,597,700	684,001
Inner Mongolia ERDOS Resources Co. Ltd.	60,880	127,257
Jiangxi Copper Co. Ltd., Class A	121,000	357,851
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	483,200	293,570
Shandong Gold Mining Co. Ltd., Class A	201,428	748,776
Shandong Nanshan Aluminum Co. Ltd., Class A	664,500	326,114

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Shanxi Meijin Energy Co. Ltd., Class A	241,600	$276,530
Shanxi Taigang Stainless Steel Co. Ltd., Class A	342,100	197,821
Shenghe Resources Holding Co. Ltd., Class A	92,700	184,928
Sinomine Resource Group Co. Ltd., Class A	28,880	317,890
Tianshan Aluminum Group Co. Ltd., Class A	224,000	235,021
Tibet Summit Resources Co. Ltd., Class-A(a)	60,300	171,188
Tongling Nonferrous Metals Group Co. Ltd., Class A	614,700	292,528
Western Mining Co. Ltd., Class A	140,700	268,017
Western Superconducting Technologies Co. Ltd., Class A	30,538	344,192
Xiamen Tungsten Co. Ltd., Class A	80,898	228,798
Yintai Gold Co. Ltd., Class A	153,220	284,987
YongXing Special Materials Technology Co. Ltd., Class A	29,640	273,960
Youngy Co. Ltd.(a)	20,100	205,319
Yunnan Aluminium Co. Ltd., Class A	201,000	414,089
Yunnan Tin Co. Ltd., Class A	100,500	224,538
Zhejiang Huayou Cobalt Co. Ltd., Class A	85,112	641,327
Zijin Mining Group Co. Ltd., Class A	1,187,500	2,209,268
		14,993,555
Oil, Gas & Consumable Fuels — 3.1%
China Merchants Energy Shipping Co. Ltd., Class A	466,900	447,804
China Petroleum & Chemical Corp., Class A	1,829,343	1,775,873
China Shenhua Energy Co. Ltd., Class A	382,399	1,608,328
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	201,049	380,789
Guanghui Energy Co. Ltd., Class A	362,983	488,630
Inner Mongolia Dian Tou Energy Corp. Ltd.	100,500	195,827
Jizhong Energy Resources Co. Ltd.	201,000	215,168
PetroChina Co. Ltd., Class A	1,259,500	1,439,229
Pingdingshan Tianan Coal Mining Co. Ltd.	140,700	195,884
Shaanxi Coal Industry Co. Ltd., Class A	544,301	1,540,615
Shan Xi Hua Yang Group New Energy Co. Ltd.	140,700	285,080
Shanxi Coking Coal Energy Group Co. Ltd., Class A	236,760	351,879
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	161,200	470,074
Yankuang Energy Group Co. Ltd., Class A	141,300	703,377
		10,098,557
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	161,200	265,313

Personal Care Products — 0.2%
By-health Co. Ltd., Class A	100,900	347,928
Yunnan Botanee Bio-Technology Group Co. Ltd.	18,000	296,646
		644,574
Pharmaceuticals — 3.6%
Apeloa Pharmaceutical Co. Ltd., Class A	60,700	181,329
Asymchem Laboratories Tianjin Co. Ltd., Class A	20,380	372,805
Beijing Tongrentang Co. Ltd., Class A	70,800	595,195
Betta Pharmaceuticals Co. Ltd., Class A	20,112	198,052
Changchun High & New Technology Industry Group Inc., Class A	24,840	585,422
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	60,300	513,827
Dong-E-E-Jiao Co. Ltd., Class A	40,200	299,016
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	40,200	183,330
Humanwell Healthcare Group Co. Ltd., Class A	100,500	392,128
Jiangsu Hengrui Medicine Co. Ltd., Class A	363,042	2,554,430
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	100,900	188,877
Livzon Pharmaceutical Group Inc., Class A	40,200	207,868
Security	Shares	Value

Pharmaceuticals (continued)
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	86,800	$181,968
Porton Pharma Solutions Ltd.	20,100	99,864
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	63,327	197,057
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,663	553,982
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,800	294,978
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	100,960	459,448
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	80,800	371,394
Yunnan Baiyao Group Co. Ltd., Class A	100,560	845,221
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	35,199	1,384,321
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	81,204	229,530
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	40,900	189,526
Zhejiang NHU Co. Ltd., Class A	182,068	449,271
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	24,600	164,612
		11,693,451
Real Estate Management & Development — 1.6%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	442,200	872,448
China Vanke Co. Ltd., Class A	549,500	1,201,533
Gemdale Corp., Class A	261,718	308,843
Hangzhou Binjiang Real Estate Group Co. Ltd.	180,900	240,880
Poly Developments and Holdings Group Co. Ltd., Class A	684,931	1,377,338
Seazen Holdings Co. Ltd., Class A(a)	120,666	259,630
Shanghai Lingang Holdings Corp. Ltd., Class A	121,023	215,182
Youngor Group Co. Ltd., Class A	281,794	279,296
Zhejiang China Commodities City Group Co. Ltd., Class A	281,400	394,031
		5,149,181
Ground Transportation — 0.3%
Daqin Railway Co. Ltd., Class A	864,300	961,602

Semiconductors & Semiconductor Equipment — 6.1%
3peak Inc.	6,098	204,953
Advanced Micro-Fabrication Equipment Inc., Class A(a)	38,738	1,018,669
Amlogic Shanghai Co. Ltd.(a)	22,347	270,527
China Resources Microelectronics Ltd.	57,421	475,934
Flat Glass Group Co. Ltd., Class A	100,900	447,257
GigaDevice Semiconductor Inc., Class A	40,757	640,710
Hangzhou Chang Chuan Technology Co. Ltd.	40,200	280,145
Hangzhou First Applied Material Co. Ltd., Class A	80,550	572,375
Hangzhou Lion Electronics Co. Ltd.	40,200	268,488
Hangzhou Silan Microelectronics Co. Ltd., Class A	80,400	383,212
Ingenic Semiconductor Co. Ltd., Class A	33,300	426,115
JA Solar Technology Co. Ltd., Class A	194,880	1,137,203
JCET Group Co. Ltd., Class A	101,700	405,833
Jiangsu Pacific Quartz Co. Ltd., NVS	20,600	353,438
LONGi Green Energy Technology Co. Ltd., Class A	436,946	2,207,545
Montage Technology Co. Ltd., Class A	64,745	570,809
NAURA Technology Group Co. Ltd., Class A	31,200	1,511,829
Risen Energy Co. Ltd.(a)	61,800	222,189
SG Micro Corp., Class A	22,750	408,516
Shanghai Aiko Solar Energy Co. Ltd.(a)	61,800	279,326
Shanghai Fudan Microelectronics Group Co. Ltd.	29,547	235,859
Shenzhen SC New Energy Technology Corp., Class A	20,100	299,089
StarPower Semiconductor Ltd., Class A	10,000	350,568
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	188,999	1,136,527
Tianshui Huatian Technology Co. Ltd., Class A	160,800	208,441
TongFu Microelectronics Co. Ltd., Class A(a)	82,400	213,590
Tongwei Co. Ltd., Class A	264,393	1,524,514
Trina Solar Co. Ltd.	127,249	905,803

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Unigroup Guoxin Microelectronics Co. Ltd., Class A	47,679	$731,197
Will Semiconductor Co. Ltd. Shanghai, Class A	60,355	798,167
Wuhan DR Laser Technology Corp. Ltd.	14,300	201,913
Wuxi Autowell Technology Co. Ltd.	7,998	193,434
Yangzhou Yangjie Electronic Technology Co. Ltd.	20,300	130,580
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	80,401	796,552
		19,811,307
Software — 2.3%
360 Security Technology Inc., Class A	403,600	932,770
Beijing Kingsoft Office Software Inc., Class A	27,344	1,742,384
Beijing Shiji Information Technology Co. Ltd., Class A	99,012	274,333
China National Software & Service Co. Ltd., Class A	40,200	331,206
Hundsun Technologies Inc., Class A	108,282	774,483
Iflytek Co. Ltd., Class A	120,650	1,057,324
NavInfo Co. Ltd., Class A	120,600	206,537
Sangfor Technologies Inc., Class A	24,400	420,392
Shanghai Baosight Software Co. Ltd., Class A	90,291	704,584
Thunder Software Technology Co. Ltd., Class A	30,900	377,726
Yonyou Network Technology Co. Ltd., Class A	201,849	631,242
		7,452,981
Specialty Retail — 0.9%
China Tourism Group Duty Free Corp. Ltd., Class A	112,541	2,626,092
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	221,406	256,050
		2,882,142
Technology Hardware, Storage & Peripherals — 0.7%
China Greatwall Technology Group Co. Ltd., Class A	181,400	304,222
GRG Banking Equipment Co. Ltd., Class A	120,600	206,320
Inspur Electronic Information Industry Co. Ltd., Class A	82,560	491,342
Ninestar Corp., Class A	80,410	460,177
Shenzhen Transsion Holding Co. Ltd., Class A	40,295	635,241
		2,097,302
Security	Shares	Value

Trading Companies & Distributors — 0.3%
Beijing United Information Technology Co. Ltd., Class A	21,355	$185,620
COSCO SHIPPING Development Co. Ltd., Class A	603,800	227,029
Sichuan New Energy Power Co. Ltd., Class A(a)	90,100	190,996
Xiamen C & D Inc., Class A	160,800	282,008
		885,653
Transportation Infrastructure — 0.4%
Liaoning Port Co Ltd., Class A	984,900	230,657
Shanghai International Airport Co. Ltd., Class A(a)	80,422	624,660
Shanghai International Port Group Co. Ltd., Class A	544,300	450,902
		1,306,219
Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	1,792,800	1,409,638
Total Common Stocks — 99.6%
(Cost: $247,585,583)		321,361,320

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)	30,064	—

Total Rights — 0.0%
(Cost: $0)		—

Total Investments — 99.6%
(Cost: $247,585,583)		321,361,320

Other Assets Less Liabilities — 0.4%		1,396,069

Net Assets — 100.0%		$322,757,389

(a)	Non-income producing security.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50	88	05/30/23	$1,164	$(1,412)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,699,529	$319,661,791	$—	$321,361,320
Rights	—	—	—	—
	$1,699,529	$319,661,791	$—	$321,361,320
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,412)	$—	$(1,412)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares